Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued expenses	¥ 88,137	¥ 64,166
Inventory write-down	51,667	46,674
Impairment of equity investments	14,305	8,595
Salary and welfare payable	1,890	1,954
Allowance for credit losses	21,890	23,464
Net operating loss carry forward	512,781	439,585
Lease	16,170
Less: valuation allowance	(472,332)	(383,810)	¥ (38,316)
Deferred tax assets, net	234,508	200,628
Deferred tax liabilities:
Identifiable intangible assets	(32,783)	(24,966)
Deferred tax liabilities	¥ (32,783)	¥ (24,966)